Leases Additional Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Lease cost recognized	$ 33,524
Rent expense		$ 35,900	$ 33,600
Maximum
Lessee, Lease, Description [Line Items]
Lease term	10 years
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year